Combined Earnings Per Share	6 Months Ended
Jun. 30, 2019
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Combined Earnings Per Share

6 COMBINED EARNINGS PER SHARE

The combined earnings per share calculations are based on the average number of share units representing the combined ordinary shares of NV and PLC in issue during the period, less the average number of shares held as treasury shares.

In calculating diluted earnings per share and underlying earnings per share, a number of adjustments are made to the number of shares, principally the exercise of share options by employees.

Earnings per share for total operations for the six months were calculated as follows:

	2019	2018 Restated(a)
Combined EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,006	3,031
Average number of combined share units (millions of units)	2,616.5	2,727.3
Combined EPS – basic (€)	1.15	1.11

Combined EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,006	3,031
Adjusted average number of combined share units (millions of units)	2,625.6	2,737.3
Combined EPS – diluted (€)	1.14	1.11

Underlying EPS
Net profit attributable to shareholder’s equity (€ million)	3,006	3,031
Post tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	336	287
Underlying profit attributable to shareholders’ equity (€ million)	3,342	3,318
Adjusted average number of combined share units (millions of units)	2,625.6	2,737.3
Underlying EPS – diluted (€)	1.27	1.21

(a)	Restated following adoption of IFRS 16. Refer note 1 and note 9.

In calculating underlying earnings per share, net profit attributable to shareholders’ equity is adjusted to eliminate the post-tax impact of non-underlying items in operating profit and any other significant unusual items within net profit but not operating profit.

During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2018 (net of treasury shares)	2,614.2
Shares repurchased under the share buyback programme	–
Net movement in shares under incentive schemes	1.9

Number of shares at 30 June 2019	2,616.1